26. POST-EMPLOYMENT OBLIGATIONS (Details 6) R$ in Millions	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of defined benefit plans [line items]
Estimated payment of benefits	R$ 1,059
Pension And Retirement Supplement Plans [Member]
Disclosure of defined benefit plans [line items]
Estimated payment of benefits	898
Health Plan [Member]
Disclosure of defined benefit plans [line items]
Estimated payment of benefits	141
Dental Plan [Member]
Disclosure of defined benefit plans [line items]
Estimated payment of benefits	3
Life Insurance Plan [Member]
Disclosure of defined benefit plans [line items]
Estimated payment of benefits	R$ 17